Leases (Details)							12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 ILS (₪)	Mar. 01, 2024 USD ($)	Mar. 01, 2022 USD ($) m²	Dec. 30, 2021 USD ($) m²	Jan. 26, 2021 USD ($) m²	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Operating Leased Assets [Line Items]
Rental expenses	$ 8,000	₪ 30					$ 8,300
Decrease recorded to underlying right of use asset				$ 107,000			$ 20,000
Operating leases								$ 0
Future minimum lease payments			$ 192
Percentage of bears interest			5.00%
Borrowing rate			5.00%
Leaseholds and Leasehold Improvements [Member]
Operating Leased Assets [Line Items]
Area of lease (in Square Meters) | m²						900
Lease expiration date						May 31, 2022
Decrease recorded to underlying right of use asset						$ 458,000
Israel [Member] | Leaseholds and Leasehold Improvements [Member]
Operating Leased Assets [Line Items]
Area of lease (in Square Meters) | m²				140	70	1,550
Lease expiration date				Feb. 28, 2024	Jan. 31, 2025	Dec. 31, 2023
Option to extend the lease period for an additional time				1 year	2 years	3 years
Rental expenses				$ 1,700	$ 26,900	$ 16,100
Amount allocated to lease					2,800
Monthly services expense					$ 24,100